EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.02 - Schedule 1

Loan ID	Seller Loan ID	Field Name	Verified Value	Bid Tape Value	Comment
2198013		Qualifying Housing Debt Income Ratio	XXX	XXX	Per XXX housing expense ratio is XXX% which matches audit figures. Back end DTI is XXX% which matches audit figures.
2198268		Qualifying Housing Debt Income Ratio	XXX	XXX	XXX% housing ratio verified per PITIA/Appraised Value.